Cover	Oct. 29, 2024
Document Information [Line Items]
Document Type	N-2ASR
Document Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Capital Southwest Corporation
Entity Central Index Key	0000017313
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	8333 Douglas Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
Entity Phone Fax Numbers [Line Items]
City Area Code	214
Local Phone Number	238-5700
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Michael S. SarnerChief Financial Officer and SecretaryCapital Southwest Corporation
Entity Address, Address Line One	8333 Douglas Avenue, Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225